Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Amortization Expense, Realized Gain (Loss)	$ 2,301	$ (2,690)	$ 6,978